Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals) - USD ($)	3 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Preferred Stock | Series A Preferred Stock
Offering Costs	$ 1,964,705	$ 1,176,800